Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Severance	$ (20)	$ (15)	$ (27)	$ (24)
Acquisition and other	(19)	(9)	(36)	0
Total severance, acquisition and other costs	$ (39)	$ (24)	$ (63)	$ (24)